Condensed Consolidated Statements of Operations (Parentheticals) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue from related parties	$ (3,135)	$ 7,723	$ 1,171	$ 14,133